Document And Entity Information - USD ($)	12 Months Ended
	Mar. 31, 2017	Jun. 28, 2017	Sep. 30, 2016
Aggregate maximum liquidated damages amount
Entity Registrant Name	Aethlon Medical Inc
Entity Central Index Key	0000882291
Document Type	S-1
Document Period End Date	Mar. 31, 2017
Amendment Flag	false
Current Fiscal Year End Date	--03-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 27,000,000
Entity Common Stock, Shares Outstanding		8,869,571
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2017